Property and Equipment (Details 1) - USD ($)	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
2016		$ 1,087,192
2017		1,053,748
2018		295,010
Capital leases future minimum payments due		2,435,950
Less: amounts representing interest		(353,728)
Less: current portion	$ (907,274)	(862,849)	$ (132,090)
Capital lease obligations	$ 810,122	$ 1,219,373	$ 32,914